Consolidated Balance Sheets - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Current assets:
Cash and cash equivalents	$ 1,312,479	$ 1,292,509
Accounts receivable, net	1,057,705	2,029,396
Inventory, net	79,604	518,763
Deferred financing costs	191,228	184,430
Other assets	38,800	31,550
Total Current Assets	2,679,816	4,056,648
Inventory, net	190,276	190,276
Property and equipment, net	469,035	543,429
Deferred financing costs, long term	91,698	282,926
Deposits	221,330	242,307
Intangible assets, net	1,766,332	2,012,544
Total Assets	5,418,487	7,328,130
Current liabilities:
Accounts payable	606,527	1,016,255
Accrued expenses	568,919	375,869
Accrued interest payable	567,955	187,572
Promissory notes payable	282,303	401,714
Payable to Boston Scientific Corporation	831,632	409,861
Contingent consideration, current portion	440,663	408,531
Convertible notes payable (net of discount), current portion	4,426,984
Total Current Liabilities	7,724,983	2,799,802
Convertible notes payable (net of discount)		3,898,574
Contingent consideration	590,516	764,123
Total liabilities	$ 8,315,499	$ 7,462,499
Commitments and contingencies (Note 8)
Stockholders' deficit:
Common stock (no par value, unlimited shares authorized, 127,542,120 and 117,260,870 shares issued and outstanding in 2015 and 2014)	$ 12,782,563	$ 12,372,498
Common stock issuable	1,561,000
Additional paid-in capital	9,659,740	8,625,531
Accumulated other comprehensive loss		(203,553)
Accumulated deficit	(26,900,315)	(20,928,845)
Total Stockholders' Deficit	(2,897,012)	(134,369)
Total Liabilities and Stockholders' Deficit	$ 5,418,487	$ 7,328,130